UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Gaming & Casino Fund

(Exact name of registrant as specified in charter)

 1920 Abrams Parkway #373, Dallas, Texas 75214

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

214-934-8160

Date of fiscal year end:

1/31

Date of reporting period:  4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GAMING & CASINO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2006

% of Portfolio	Description	Shares	Value
99.76%	Common Stocks

3.11%	Apparel
	Coach, Inc. *	400	$ 13,208
48.60%	Casinos & Lodging
	Ameristar Casinos, Inc.	600	14,766
	Boyd Gaming Corp.	300	14,946
	Century Casinos, Inc. *	1,200	12,132
	Dover Downs Gaming & Entertainment, Inc.	600	15,462
	Harrah's Entertainment, Inc.	500	40,820
	Las Vegas Sands Corp. *	700	45,367
	Penn National Gaming, Inc. *	300	12,216
	Pinnacle Entertainment, Inc. *	500	13,650
	Sands Regent *	1,100	14,520
	Wynn Resorts, Ltd. *	300	22,833
			206,712

30.92%	Gaming Manufacturers & Technology
	Cryptologic, Inc.	500	12,730
	Gaming Partners International Corp. *	800	13,360
	International Game Technology	500	18,965
	Progressive Gaming International Corp. *	1,800	19,602
	Scientific Games Corp. *	500	19,045
	Shuffle Master, Inc. *	900	33,255
	Youbet.com, Inc. *	2,800	14,532
			131,489
4.40%	Leisure Service
	Carnival Corp.	400	18,728
3.41%	Other Software
	Microsoft Corp.	600	14,490
2.67%	Toys & Games
	Jakks Pacific, Inc. *	500	11,335
6.67%	Video Games
	Activision, Inc. *	1,000	14,190
	GameStop Corp. *	300	14,160
			28,350
	Total Common Stocks
	(Cost $414,891)		424,312

4.70%	Short-Term Investments

4.70%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	4.55%, 5/1/06 (Cost $20,000)	20,000	20,000

104.46%	Total Investments
	(Cost $434,891)		$ 444,312

-4.46%	Liabilities in excess of other assets		$ (18,996)

100.00%	Total Net Assets		$ 425,316

* Non-income producing securities.

At April 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 13,735
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(4,314)
Net unrealized appreciation			$ 9,421

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gaming & Casino Fund

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/06

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/06